Trade and other receivables (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	$ 387,669,016	$ 379,217,617
Non Current Trade Receivables Gross	0	0
Current trade receivables	379,917,711	373,527,876
Non-current trade receivables	0	0
Other current receivables	66,569,042	71,735,660
Other non-current receivables	3,313,742	3,941,760
Trade and other current receivables	446,486,753	445,263,536
Trade and other non-current receivables	3,313,742	3,941,760
Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	66,569,042	71,735,660
Other non-current receivables	3,313,742	3,941,760
Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(7,751,305)	(5,689,741)
Non Current Trade Receivables Gross	0	0
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	230,066,689	219,233,148
Non Current Trade Receivables Gross	0	0
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	96,340,285	95,454,996
Non Current Trade Receivables Gross	0	0
Wines Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	61,262,042	64,529,473
Non Current Trade Receivables Gross	$ 0	$ 0